Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Leasehold Improvement, Net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2023	December 31, 2024
	RMB	RMB
Leasehold improvement	3,697	3,735
Furniture and office equipment	1,569	1,311
Electronic equipment and others	4,179	4,476
Total property, equipment and leasehold improvement	9,445	9,522
Less: accumulated depreciation	(7,778)	(8,154)
Property, equipment and leasehold improvement, net	1,667	1,368